Investment Strategy - Prospectus Summary	Oct. 31, 2025
NYLI Winslow Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund, which the Subadvisor defines as the median exchange-traded fund or mutual fund based on performance taking into account the entire U.S. equity exchange-traded fund and mutual fund universe) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm's competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the Subadvisor evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Subadvisor then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

ESG factors are evaluated by the Subadvisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Subadvisor’s investment process and the Subadvisor does not forgo potential investments strictly based on the evaluation of ESG factors.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund, which the Subadvisor defines as the median exchange-traded fund or mutual fund based on performance taking into account the entire U.S. equity exchange-traded fund and mutual fund universe) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.
NYLI WMC Enduring Capital Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $5.8 billion to $4.5 trillion as of December 31, 2025) or the Russell 3000® Index (which ranged from $1.3 million to $4.5 trillion as of December 31, 2025). The Fund may also invest in securities of foreign issuers, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: The Subadvisor seeks to identify companies that have a decades-long perspective, and resilient businesses run by owner-minded executives skilled at capital allocation. When purchasing stocks for the Fund, the Subadvisor assesses the strength and resilience of each company’s business, opportunities for growth and investment in the business, management, quality and capital allocation skill and valuation. The Subadvisor may sell a security due to a company’s reduced cash flow resiliency, fewer growth opportunities, or adverse changes to the management team and culture. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

NYLI WMC Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in equity securities issued by companies of any size or market capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market capitalization range of the Russell 1000® Index, which ranged from $1 billion to $4.5 trillion as of December 31, 2025). The Fund may invest in securities of foreign issuers, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in American Depositary Receipts.

Investment Process: The Subadvisor, seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. The Subadvisor employs a “bottom-up” approach to investment research and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality, and capital return, and by taking a long-term view. Quality can be assessed across metrics including free cash flow margin, return on invested capital and net debt to EBITDA (earnings before interest, taxes, depreciation and amortization). The Subadvisor may sell stocks when the Subadvisor’s target price is achieved, the Subadvisor’s fundamental outlook with respect to the stock has changed, or in the event the Subadvisor believes more attractive investment alternatives exist. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

NYLI Candriam Emerging Markets Debt Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in fixed income securities of issuers in emerging markets. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. An issuer of a security is considered to be an emerging market issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. Candriam, the Fund’s Subadvisor, has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors such as the development of a country’s financial and capital markets and inclusion in an index, such as the J.P. Morgan Emerging Market Bond Index, considered by the Subadvisor to be representative of emerging markets.

The securities in which the Fund invests may be denominated in foreign currency. The debt securities in which the Fund invests may consist of securities that are rated below investment grade. Below investment grade securities are generally securities that receive low ratings from a nationally recognized statistical rating organization (“NRSRO”) (such as securities rated lower than BBB- and Baa3), or if unrated, are deemed to be of comparable quality by the Subadvisor. Securities rated below investment grade by a NRSRO are commonly referred to as “high yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund may invest in fixed income securities of any duration or maturity.

The Fund's principal investments include sovereign, quasi-sovereign and corporate Eurobonds. The Fund may invest in floating rate notes and inverse floating rate notes. The Fund may also invest in derivative instruments, such as forward commitments, futures, options and swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund may invest up to 20% of its total assets in swaps, including credit default swaps and credit default swap indices. The Fund may buy and sell currency on a spot basis, buy foreign currency options, and enter into foreign currency forward contracts. These techniques may be used for any purpose, including to seek to increase the Fund's return.

Investment Process: The Subadvisor identifies investment opportunities by deploying a relative value focused investment approach. The approach consists of three primary layers of analysis. The first layer assesses medium-term sovereign creditworthiness and sets up the basis for identifying the second and third layer investment opportunities, which are relative country (second layer) and instrument (third layer) investment opportunities. The Subadvisor also considers key fundamental macro-economic drivers such as growth and inflation dynamics, internal and external imbalances as well as structural reform and political risk trends. The investment approach is aware of environmental, social and governance (“ESG”) risks as ESG factors are explicitly integrated in the sovereign creditworthiness analysis. The Subadvisor may avoid investments in sovereign or corporate issuers where the combination of fundamental and ESG risks are not appropriately reflected in valuations.

In addition, the Subadvisor implements a Controversial Activity Exclusion policy related to companies and industries involved with the production of coal, tobacco products, chemical, biological or white phosphorus weapons, and gambling.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund.

NYLI MacKay High Yield Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. Corporate debt securities are bonds and other debt securities, including preferred stock, convertible corporate securities and loans and loan participations, issued by corporations and other business structures. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Securities that are rated below investment grade by NRSROs (such as securities rated lower than BBB- and Baa3) are commonly referred to as “high-yield securities” or "junk bonds." If NRSROs assign different ratings to the same security for purposes of determining the security's credit quality, the Fund will use the middle rating when three NRSROs rate the security. For securities where only two NRSROs rate the security, the Fund will use the higher rating. If only one rating is available for a security, the Fund will use that rating.

The Fund's high-yield investments may also include convertible corporate securities, loans and loan participation interests. The Fund may invest up to 20% of its net assets in common stocks and other equity-related securities.

The Fund may hold cash or invest in short-term instruments during times when the Subadvisor is unable to identify attractive high-yield securities.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

In times of unusual or adverse market, economic or political conditions, the Fund may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year or longer. To the extent the Fund is invested in cash, investment grade debt or other high quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Fund. Although investing heavily in these investments may help to preserve the Fund's assets, it may not be consistent with the Fund's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Investment Process: The Subadvisor seeks to identify investment opportunities by analyzing individual companies and evaluating each company's competitive position, financial condition, and business prospects. The Fund invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor's subjective appraisal of a company's value compared to the value of its debt, with the intent of maximizing risk-adjusted income and returns.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the price of the security and meaningful changes in the issuer's financial condition and competitiveness.

NYLI MacKay Strategic Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed-income markets. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. The Fund may invest in debt securities that are rated investment grade and below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Fund may invest without limitation in securities of foreign issuers, including emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Fund may invest up to 15% of its net assets in equity securities.

The Fund intends to utilize various investment strategies in a broad array of fixed-income sectors to achieve its investment objective. The Fund will not be constrained by portfolio management relative to an index. Because the Fund does not track a fixed-income index, its performance may vary at times and demonstrate low correlation to traditional fixed-income indices. In pursuing its investment objective, the Fund’s investment strategy is subject to market risk and shares may gain or lose value.

The average portfolio duration of the Fund will normally vary from 0 to 7 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in derivatives, such as futures, options, forward commitments and interest rate swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings or manage duration. The Fund may invest up to 25% of its total assets in swaps.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Investment Process: MacKay Shields LLC, the Fund’s Subadvisor, seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Fund's investments among the various bond market sectors based on current and projected economic and market conditions. The Fund may invest across bond market sectors, geographies and credit qualities.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed-income markets. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. The Fund may invest in debt securities that are rated investment grade and below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Fund may invest without limitation in securities of foreign issuers, including emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Fund may invest up to 15% of its net assets in equity securities.
NYLI MacKay U.S. Infrastructure Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Infrastructure-related debt securities may include securities with special features (e.g., puts and variable or floating rates) that have price volatility characteristics similar to other debt securities.

Infrastructure-related investments include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy. Examples of these investments include, but are not limited to, transportation assets (e.g., roads and bridges), utility assets (e.g., electric, gas and water distribution facilities and networks) and social assets (e.g., hospitals and schools).

The Fund may also invest in securities of issuers that (i) directly invest in infrastructure-related companies; (ii) operate or utilize infrastructure-related assets (e.g., airlines, automakers and technology companies); or (iii) have indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund’s Subadvisor, MacKay Shields LLC, defines an infrastructure-related issuer as an issuer that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities.

The Fund invests at least 60% of its assets in taxable municipal debt securities. The Fund may invest up to 20% of its assets in tax-exempt municipal debt securities. On average, the Fund will invest in municipal bonds that have a maturity of 5 years or longer.

Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities. All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Fund does not seek to provide income exempt from federal income tax. The Fund may invest in both taxable and tax-exempt municipal bonds.

The Fund invests in investment grade securities as rated by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Fund’s Subadvisor, and invests in commercial paper only if rated in the top two highest rating categories by an NRSRO at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.

The Fund's principal investments may have fixed, variable or floating interest rates and include: taxable and tax-exempt municipal debt securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by the United States.

The Fund may invest in derivatives, such as futures, options and swap agreements, to seek enhanced returns or to seek to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor seeks to allocate investments primarily across the taxable fixed income market but can also utilize the tax-exempt fixed income market as well as treasuries and agencies. Allocations are based on the current economic environment, the level of absolute and relative yields, and the interest rate outlook. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund, which may be determined by an evaluation of economic conditions, the issuer's financial condition or relative yield and return expectations.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Infrastructure-related debt securities may include securities with special features (e.g., puts and variable or floating rates) that have price volatility characteristics similar to other debt securities.Infrastructure-related investments include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy. Examples of these investments include, but are not limited to, transportation assets (e.g., roads and bridges), utility assets (e.g., electric, gas and water distribution facilities and networks) and social assets (e.g., hospitals and schools).
NYLI MacKay Tax Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds that are rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”). Municipal bonds are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. On average, the Fund will invest in municipal bonds that have a maturity range of 10 to 30 years. Municipal bonds are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in unrated securities deemed by MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach in pursuing the Fund's investment objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to achieve the Fund's investment objective, to seek to enhance the Fund's investment return and to seek to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds that are rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”). Municipal bonds are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. On average, the Fund will invest in municipal bonds that have a maturity range of 10 to 30 years. Municipal bonds are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in unrated securities deemed by MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes. The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.Investment Process: The Subadvisor employs a relative value research-driven approach in pursuing the Fund's investment objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to achieve the Fund's investment objective, to seek to enhance the Fund's investment return and to seek to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.
NYLI Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share using the amortized cost method of valuation by operating as a “retail money market fund,” as such term is defined or interpreted pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended. As a “retail money market fund,” the Fund may be subject to the implementation of liquidity fees.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit, bankers' acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floating rate notes, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less, substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable regulatory guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: NYL Investors LLC, the Fund's Subadvisor, seeks to achieve the highest yield while also seeking to minimize risk, maintain liquidity and preserve principal. The Subadvisor selects securities based on an analysis of the creditworthiness of the issuer. The Subadvisor works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Subadvisor’s investment process relies on a comprehensive fundamental investment discipline, including, but not limited to, consideration of environmental, social and governance (“ESG”) factors that may be material to a company’s performance and prospects. In addition to internal research, the Subadvisor may use third-party ESG data to compare internal views with external perspectives.

The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

NYLI Income Builder Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by New York Life Investment Management, the Fund’s Manager, in collaboration with MacKay Shields LLC (“MacKay Shields”), the subadvisor for the fixed-income portion of the Fund. Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. The Fund may use equity index and fixed-income futures to manage effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Fund's equity or fixed-income allocation guidelines.

Equity Investment Process: Epoch Investment Partners, Inc. ("Epoch"), the Subadvisor for the equity portion of the Fund, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value. The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. Epoch seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reductions. Material environmental, social and governance (“ESG”) factors are identified and monitored by Epoch. Material ESG factors vary by company and industry, but Epoch pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by Epoch in making investment decisions. Material ESG factors are identified and monitored by Epoch through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While Epoch considers ESG factors in the investment decision-making process of the Fund, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

Epoch seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or are becoming free cash flow positive and that are led by strong management. The relevant factor in Epoch’s decision on how to deploy free cash flow is the cost of capital and the prospective returns on capital.

Fixed-Income Investment Process: The Fund may invest in investment grade and below investment grade debt securities of varying maturities. In pursuing the Fund's investment objective, the Fund may invest up to 30% of its net assets in debt securities that MacKay Shields believes may provide capital appreciation in addition to income and are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or if unrated, deemed to be of comparable creditworthiness by MacKay Shields. For purposes of this limitation, both the percentage and rating are counted at the time of purchase. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or "junk bonds."

MacKay Shields’ investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, ESG risks that may have a material impact on the performance of a security. In addition to proprietary research, MacKay Shields may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. MacKay Shields’ consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

Principal debt investments include U.S. government securities, domestic and foreign debt securities, mortgage-related and asset-backed securities and floating rate loans. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The Fund may also enter into mortgage dollar roll and to-be-announced ("TBA") securities transactions.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

Investments Across the Fund: The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund also may use fixed-income futures for purposes of managing duration and yield curve exposures. The Fund may invest up to 10% of its total assets in swaps, including credit default swaps.

The Subadvisors may sell a security if they no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a debt security, MacKay Shields may evaluate, among other things, deterioration in the issuer's credit quality. Epoch may sell or reduce a position in a security if, among other things, it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. Epoch may also sell or reduce a position in a security when it believes its investment objectives have been met or if it sees the investment thesis is failing to materialize.

NYLI MacKay Convertible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or its equivalent value. The balance of the Fund may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process: The Fund takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Fund invests in investment grade and below investment grade debt securities. Below investment grade securities are generally securities that receive low ratings from a nationally recognized statistical rating organization (“NRSRO”), or if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Fund's Subadvisor. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “high-yield securities” or "junk bonds." The Subadvisor may also invest without restriction in securities with lower ratings from a NRSRO. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Fund may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of one or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Fund may invest in foreign securities, which are securities issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.